Deferred Issuance Costs	6 Months Ended
Jun. 30, 2021
Deferred Issuance Costs [Abstract]
Deferred Issuance Costs
11.	Deferred Issuance Costs
The Company recorded $0.3 million and $2.4 million of expenditures related to the completion of the proposed business combination with TPG in “General and administrative expense” during the three and six months ended June 30, 2021, respectively. Additionally, the Company capitalized certain costs related to the preparation of the related transaction documents within noncurrent assets of $2.3 million, of which $0.7 million were accrued as of June 30, 2021. Upon consummation of the business combination with TPG, the Company expects to record these costs in equity.